REDLINE REAL ESTATE GROUP ACQUISITION	12 Months Ended
Dec. 31, 2022
Redline Real Estate Group Inc [Member]
IfrsStatementLineItems [Line Items]
REALTYCRUNCH ACQUISITION

8. REDLINE REAL ESTATE GROUP ACQUISITION

On November 3, 2022, the Company acquired, through a wholly owned subsidiary, all of the issued and outstanding common shares of Redline Real Estate Group (BC) Inc. (“Redline BC”) pursuant to a share purchase agreement between the Company, Redline BC and Redline Realty Investments Inc. (“Redline Realty”). The acquisition, which includes Redline’s real estate license to operate in British Columbia, will fuel the Company’s expansion into Canada’s third largest province. The transaction was settled in nominal cash consideration for an aggregate purchase price of one Canadian dollar. The Company has determined that the Redline Transaction meets the definition of business combinations within the scope of IFRS 3, Business Combination and has 12 months from the date of purchase to determine the purchase price allocation among the assets purchased and any amounts attributable to goodwill.

The following table summarizes the fair value of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date (in thousands):

Balance at November 3, 2022
Recognized amounts of assets acquired and liabilities assumed
Cash & Cash in Trust	30
Amount Held in Trust	(30)
Net Assets Acquired	-
Consideration	-